Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio,
Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio, Mid Cap Portfolio,
Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Investor Class

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
and Variable Insurance Products Fund III

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

The following information replaces similar information for VIP Balanced Portfolio and VIP High Income Portfolio found in the "Investment Policies and Limitations" section on page 5.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Shashi Naik serves as assistant portfolio manager of VIP Disciplined Small Cap Portfolio.

The following information supplements information found in the "Management Contracts" section beginning on page 63.

VIP Disciplined Small Cap Portfolio is managed by Geode, a sub-adviser to the fund. Shashi Naik is assistant portfolio manager of VIP Disciplined Small Cap Portfolio and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to VIP Disciplined Small Cap Portfolio's relative pre-tax investment performance measured against the Russell 2000 Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

VIPINVB-14-03  November 5, 2014
1.825687.139

The following table provides information relating to other accounts managed by Mr. Naik as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	1	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,350	$ 655	$ 347
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap Portfolio ($ 203 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of VIP Disciplined Small Cap Portfolio beneficially owned by Mr. Naik was none.

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio,
Growth Opportunities Portfolio, Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio,
Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
and Variable Insurance Products Fund III

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for VIP Overseas Portfolio from 0.4500% to 0.4240%.

The following information replaces similar information for VIP Balanced Portfolio and VIP High Income Portfolio found in the "Investment Policies and Limitations"section on page 6.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Shashi Naik serves as assistant portfolio manager of VIP Disciplined Small Cap Portfolio.

Deane Gyllenhaal serves as senior portfolio manager of VIP Index 500 Portfolio.

The following information supplements information found in the "Management Contracts" section beginning on page 79.

VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio are managed by Geode, a sub-adviser to each fund. Deane Gyllenhaal is senior portfolio manager of VIP Index 500 Portfolio and receives compensation for his services. Shashi Naik is assistant portfolio manager of VIP Disciplined Small Cap Portfolio and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to each fund's relative pre-tax investment performance measured against the Russell 2000 Index (for VIP Disciplined Small Cap Portfolio) or the S&P 500 Index (for VIP Index 500 Portfolio), as applicable. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. A manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

VIPIS2B-14-04  November 5, 2014
1.483795.173

The following table provides information relating to other accounts managed by Mr. Naik as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	1	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,350	$ 655	$ 347
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap Portfolio ($203 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of VIP Disciplined Small Cap Portfolio beneficially owned by Mr. Naik was none.

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 Portfolio ($4,015 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of VIP Index 500 Portfolio beneficially owned by Mr. Gyllenhaal was none.